Leases - Components of Lease Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Components of lease cost
Finance lease cost	$ 30
Operating lease cost	1,645
Short-term lease cost	38
Variable lease cost	534
Sublease income	(24)
Total lease cost	2,223
Gains on sale and leaseback transactions, net	$ 41